Property, equipment, intangible assets and leases - Additional details (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Long-term growth rate utilized in the impairment test of goodwill	6.50%
Average pre-tax discount rate applied to cash flow projections	10.47%
Rent expense from short-term leases and low-value assets	R$ 1,910	R$ 1,746,000
Rent expense on lease liabilities	R$ 9,615	R$ 9,225